Federated Clover Small Value Fund
Portfolio of Investments
December 31, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—98.7%
		Communication Services—5.8%
228,500	[1]	Gray Television, Inc.	$4,899,040
42,675		Nexstar Media Group, Inc., Class A	5,003,644
573,450	[1]	Orbcomm, Inc.	2,414,224
453,000	[1]	Vonage Holdings Corp.	3,356,730
		TOTAL	15,673,638
		Consumer Discretionary—5.6%
58,000	[1]	Asbury Automotive Group, Inc.	6,483,820
16,350	[1]	LGI Homes, Inc.	1,155,128
11,475		Lithia Motors, Inc., Class A	1,686,825
14,000		Marriott Vacations Worldwide Corp.	1,802,640
38,825		Thor Industries, Inc.	2,884,309
14,525	[1]	Visteon Corp.	1,257,720
		TOTAL	15,270,442
		Consumer Staples—4.2%
276,950		Cott Corp.	3,788,676
356,425	[1]	Hostess Brands, Inc.	5,182,420
50,350	[1]	Performance Food Group Co.	2,592,018
		TOTAL	11,563,114
		Energy—5.0%
443,100	[1]	Helix Energy Solutions Group, Inc.	4,267,053
416,325		Kosmos Energy Ltd.	2,373,052
230,700	[1]	Magnolia Oil & Gas Corp.	2,902,206
84,475		PBF Energy, Inc.	2,649,981
318,550	[1]	SRC Energy, Inc.	1,312,426
		TOTAL	13,504,718
		Financials—31.3%
129,800		Ameris Bancorp	5,521,692
74,846		Argo Group International Holdings Ltd.	4,921,124
103,800		BancorpSouth Bank	3,260,358
141,975		CNO Financial Group, Inc.	2,574,007
201,450	[1]	Cowen Group, Inc.	3,172,838
459,675		First BanCorp	4,867,958
427,150		First Commonwealth Financial Corp.	6,197,946
167,925		First Interstate BancSystem, Inc., Class A	7,039,416
60,200		Flagstar Bancorp, Inc.	2,302,650
141,000		Hancock Whitney Corp.	6,187,080
42,875		Heritage Insurance Holdings, Inc.	568,094
54,200		Iberiabank Corp.	4,055,786
337,500		Invesco Mortgage Capital, Inc.	5,619,375
170,875		Investors Bancorp, Inc.	2,035,976
63,475		Kemper Corp.	4,919,313
249,300		Radian Group, Inc.	6,272,388
67,275		Stifel Financial Corp.	4,080,229
99,214		TCF Financial Corp.	4,643,215
45,500	[1]	Tristate Capital Holdings, Inc.	1,188,460
132,050		WSFS Financial Corp.	5,808,879
		TOTAL	85,236,784

Shares			Value
		COMMON STOCKS—continued
		Health Care—3.5%
63,475	[1]	Avanos Medical, Inc.	$2,139,107
38,625	[1]	Emergent BioSolutions, Inc.	2,083,819
146,500	[1]	Horizon Therapeutics PLC	5,303,300
		TOTAL	9,526,226
		Industrials—13.3%
64,150		Altra Holdings, Inc.	2,322,871
47,950		Barnes Group, Inc.	2,970,982
90,000	[1]	Colfax Corp.	3,274,200
17,000	[1]	Gibraltar Industries, Inc.	857,480
55,450		Hillenbrand, Inc.	1,847,040
42,550		Hyster-Yale Materials Handling, Inc.	2,508,748
72,000		Kennametal, Inc.	2,656,080
55,600		Knight-Swift Transportation Holdings, Inc.	1,992,704
24,475		Manpower, Inc.	2,376,522
62,000	[1]	Meritor, Inc.	1,623,780
76,475	[1]	Navistar International Corp.	2,213,187
35,625		Patrick Industries, Inc.	1,867,819
165,925	[1]	Rexnord Corp.	5,412,473
37,750	[1]	SPX Corp.	1,920,720
12,750	[1]	Saia, Inc.	1,187,280
31,400	[1]	Spirit Airlines, Inc.	1,265,734
		TOTAL	36,297,620
		Information Technology—10.0%
36,425	[1]	Cerence, Inc.	824,298
63,200	[1]	Diodes, Inc.	3,562,584
38,000	[1]	ePlus, Inc.	3,203,020
55,350	[1]	Insight Enterprises, Inc.	3,890,551
43,575		Kemet Corp.	1,178,704
25,925	[1]	Lumentum Holdings, Inc.	2,055,852
57,275	[1]	Perficient, Inc.	2,638,659
52,575		Synnex Corp.	6,771,660
47,425	[1]	WNS Holdings Ltd., ADR	3,137,164
		TOTAL	27,262,492
		Materials—5.7%
41,150		Ashland Global Holdings, Inc.	3,149,210
23,800	[1]	Berry Global Group, Inc.	1,130,262
54,975		Boise Cascade Co.	2,008,237
197,100	[1]	Constellium SE	2,641,140
259,575	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
68,550		Huntsman Corp.	1,656,168
31,975		Innospec, Inc.	3,307,494
57,575		Louisiana-Pacific Corp.	1,708,250
		TOTAL	15,600,761
		Real Estate—10.5%
138,500		American Assets Trust, Inc.	6,357,150
285,650		Easterly Government Properties, Inc.	6,778,475
139,300		Healthcare Realty Trust, Inc.	4,648,441
576,000		Lexington Realty Trust	6,117,120
20,999		Park Hotels & Resorts, Inc.	543,244
289,625		Sunstone Hotel Investors, Inc.	4,031,580
		TOTAL	28,476,010

Shares		Value
	COMMON STOCKS—continued
	Utilities—3.8%
65,975	Allete, Inc.	$5,355,191
58,475	Spire, Inc.	4,871,552
	TOTAL	10,226,743
	TOTAL COMMON STOCKS (IDENTIFIED COST $222,934,858)	268,638,548
	INVESTMENT COMPANY—0.8%
2,338,225	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.75%[3] (IDENTIFIED COST $2,338,692)	2,338,692
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $225,273,550)	270,977,240
	OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	1,267,547
	TOTAL NET ASSETS—100%	$272,244,787
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2019	8,549,729
Purchases/Additions	44,252,432
Sales/Reductions	(50,463,936)
Balance of Shares Held 12/31/2019	2,338,225
Value	$2,338,692
Change in Unrealized Appreciation/Depreciation	$24
Net Realized Gain/(Loss)	$529
Dividend Income	$28,146
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$248,847,144	$—	$0	$248,847,144
International	19,791,404	—	—	19,791,404
Investment Company	2,338,692	—	—	2,338,692
TOTAL SECURITIES	$270,977,240	$—	$0	$270,977,240
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt